Accrued expenses payable (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Accrued Expenses Payable

	2017	2016
Accruals and estimations	$9,059	$5,849
Labor related provisions	44,188	31,785
Liability for social security contributions	6,432	5,700
Other	642	1,028

	$60,321	$44,362